SEGMENT REPORTING	12 Months Ended
Dec. 31, 2018
SEGMENT REPORTING
SEGMENT REPORTING

18.          SEGMENT REPORTING

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. The Group uses the management approach to determine the operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing the performance.

Prior to 2016, the Group’s operations were organized into one operating segment. In 2016, following the further expansion in service business and revenue generated from services beginning to account for a material portion of the total revenue, the Group operated and reviewed its performance in two segments: (i) Product sales which consisted of online retailing of consumer products, and (ii) Services which consisted of provision of services such as logistic services to other e-commerce retailers. Furthermore, the Group’s chief operating decision maker evaluates performance based on each reporting segment’s revenues, costs and gross profit and is not provided with asset information by segment.

There were no separate segment assets and segment liabilities information provided to the Group's Chief Executive Officer, as he does not use this information to allocate resources to or evaluate the performance of the segments.

The following table presents selected financial information relating to the Group’s segments:

	Year ended December 31, 2018
	Product sales	Services	Consolidated

Revenues	$216,407	$11,132	$227,539
Cost of revenues	156,326	10,017	166,343
Gross profit	60,081	1,115	61,196
Unallocated operating expenses			98,677
Loss from operations			(37,481)
Interest income			487
Interest expense			(5)
Change in fair value of a convertible promissory notes			(22,791)
Loss before income tax expense			$(59,790)

	Year ended December 31, 2017
	Product sales	Services	Consolidated

Revenues	$293,951	$25,930	$319,881
Cost of revenues	189,816	24,445	214,261
Gross profit	104,135	1,485	105,620
Unallocated operating expenses			115,787
Loss from operations			(10,167)
Exchange loss on offshore bank accounts			(89)
Interest income			581
Loss before income tax expense			$(9,675)

	Year ended December 31, 2016
	Product sales	Services	Consolidated

Revenues	$262,083	$30,404	$292,487
Cost of revenues	160,566	28,371	188,937
Gross profit	101,517	2,033	103,550
Unallocated operating expenses			112,634
Loss from operations			(9,084)
Exchange loss on offshore bank accounts			(120)
Interest income			518
Loss before income tax expense			$(8,686)

	Year ended December 31,
	2016	2017	2018

Apparel	$89,291	$99,160	$72,871
Other general merchandise (1)	172,792	194,791	143,536
Total product sales revenues	$262,083	$293,951	$216,407

(1)Others mainly include products such as small accessories and gadgets, home garden, electronics and communication devices and others.

The following table summarizes the Group’s total revenues generated in different geographic locations and as a percentage of total revenues.

	Year ended December 31,
	2016		2017		2018
	Revenues	%	Revenues	%	Revenues	%

Europe	$145,185	49.6	$153,697	48.1	$109,781	48.2
North America	77,814	26.6	73,339	22.9	51,206	22.5
Other countries	69,488	23.8	92,845	29.0	66,552	29.3
Total revenues	$292,487	100.0	$319,881	100.0	$227,539	100.0

Europe’s revenues include revenues from France of $31,321,  $34,693 and $22,900 during the years ended December 31, 2016, 2017 and 2018, respectively. North America’s revenues include revenues from the United States of, $66,475,  $60,810 and $40,148 during the years ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2016, 2017 and 2018 substantially all of long-lived assets of the Group are located in the PRC and Singapore.